Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related party transactions
23.	Related party transactions
a)	Amounts due to related parties consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)-short term	18,772	75,263
Payables to Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Silicon Valley”)-short term	27,978	—
Others-short term	11,518	46,818

Total amounts due to related parties-short term	58,268	122,081

b)	Amounts due from related parties consisted of the following:

	As of December	As of December
	31,	31,
	2009	2010
	RMB	RMB
Advances to Hebei Jinglong-short term	50,889	54,300
Advances to Hebei Jinglong-long term	118,722	46,498
Advances to Silicon Valley-short term	—	41,755
Others-short term	—	17,256

Total amounts due from related parties	169,611	159,809

c)	Transactions with Hebei Jinglong and Silicon Valley

Hebei Jinglong is 100% owned by the Group’s largest shareholder, Jinglong Group Co., Ltd. (“Jinglong BVI”), and thus, is a related party of the Group. Mr. Baofang Jin, the Group’s executive chairman, owns 32.96% equity interests in each of Hebei Jinglong and Jinglong BVI, and Mr. Bingyan Ren, the Group’s director, owns 4.79% equity interests in each of Hebei Jinglong and Jinglong BVI. Silicon Valley is a subsidiary of Hebei Jinglong and its consolidated subsidiaries (“Jinglong Group”), and thus, is also a related party of the Group.

Wafer supply

In July 2006, the Group entered into a long-term supply contract (the “Jinglong 2006 Contract”) with Hebei Jinglong for the supply of silicon wafers. The Jinglong 2006 Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong and Silicon Valley for the supply of silicon wafers (together with the Jinglong 2006 Contract, the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization.

In August 2007, the Group revised the monthly prepayment terms under the existing contract with Hebei Jinglong and Silicon Valley and made a prepayment of RMB 300,000 in August 2007 for wafers to be delivered in 2008. The prepayment will be used to offset subsequent purchases of wafers.

On September 24, 2008, the Group entered into a long-term silicon wafer supply contract with Silicon Valley. Pursuant to the contract, the Group made a prepayment of RMB 200,000 to Silicon Valley in September 2008 for wafers to be delivered in 2009. The prepayment will be used to offset subsequent purchases of wafers.

In February 2009, the Group revised the delivery terms in the original contracts signed in July 2006 and September 2008 with Hebei Jinglong and Silicon Valley. The unutilized prepayment balance was carried forward and to be used to offset future purchases.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that it doesn’t contain an embedded derivative nor would the supplier contract cause the supplier to be a variable interest entity.

For the year ended 31 December 2008, 2009 and 2010, the Group purchased RMB 1,448,150, RMB 696,638 and RMB 1,629,433, respectively, of silicon waters from Hebei Jinglong and Silicon Valley. The Group will continue to purchase silicon wafers from Hebei Jinglong and Silicon Valley.

Unused prepayments were RMB 169,611 and RMB 142,553 at December 31, 2009 and 2010, respectively, and were recorded in advances to related party suppliers in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group to turn polysilicon into wafers. The outsourcing service fee was RMB 3,198, RMB 17,422 and RMB 2,275 for Hebei Jinglong, RMB5,412, RMB nil and RMB 4,138 for Silicon Valley for the year ended December 31, 2008, 2009 and 2010, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 8,754, RMB 16,644 and RMB 12,180 for the year ended December 31, 2008, 2009 and 2010, respectively. Outstanding accrual for the management fees due to Hebei Jinglong was RMB 40, RMB 20 and RMB 33 as of December 31, 2008, 2009 and 2010, and was recorded in amounts due to related parties in the consolidated balance sheet.

d)	Transactions with other related parties

The Group sold solar cells and modules and provided solar cells processing services to related companies that are subsidiaries of Hebei Jinglong except for Silicon Valley with the amount of RMB 5,168, RMB 5,206 and RMB 162,499 for the year ended December 31, 2008, 2009 and 2010, respectively. The Group also sold solar cells to a related company. Its chairman is also the chairman of the Group. The Group sold solar cells to the related company amounted to RMB 506,498 and RMB nil and RMB nil for the year ended December 31, 2008, 2009 and 2010, respectively. The Group also sold solar cells to a related company, whose independent director is also the independent director of the Group. The sales to the related company amounted to RMB nil, RMB nil, and RMB 2,379 for the year ended December 31, 2008, 2009 and 2010, respectively.

The Group provided solar cell processing service to a related company. Its chairman is also the chairman of the Group. The solar cell processing service fee amounted to RMB 9,521, RMB nil and RMB nil for the year ended December 31, 2008, 2009 and 2010, respectively.

The Group outsourced wafer processing services to three related companies where they helped the Group to turn polysilicon into wafers. The chairman of the two companies is also the chairman of the Group. The outsourcing service fee was RMB 80,314, RMB 38,875 and RMB 232,163 for the year ended December 31, 2008, 2009 and 2010, respectively.

The Group outsourced module processing service to a related company. Its chairman is also the chairman of the Group. The module processing service fee amounted to RMB 28,952, RMB nil and RMB nil for the year ended December 31, 2008, 2009 and 2010 respectively.

The Group purchased RMB 60,851, RMB 172,705 and RMB 875,192 of silicon wafers from several related companies for the year ended December 31, 2008, 2009 and 2010, respectively. Their chairman is also the chairman of the Group.

The Group acquired RMB nil, RMB 113,229 and RMB 10 of certain equipment from several related companies for the year ended December 31, 2008, 2009 and 2010, respectively. The chairman of these companies is also the chairman of the Group.

During the year ended December 31, 2010, the Group acquired 100 percent of the shares of Shanghai Jinglong Solar Technology Co., Ltd. from Ningjin Jinglong PV Investment Co., Ltd., a subsidiary of Hebei Jinglong, for a cash consideration of RMB 198,960, representing the fair value of the company based on an independent third party valuation. Shanghai Jinglong Solar Technology Co., Ltd. owns the land, building and facility previously leased by the Group for its module production operation in Fengxian, Shanghai. Shanghai Jinglong Solar Technology Co., Ltd. is not a business and this transaction was accounted for as an asset acquisition.

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.